Interest expense and finance costs (Tables)	9 Months Ended
Sep. 30, 2016
Interest Expense And Finance Costs [Abstract]
Interest And Finance Costs
	Nine months ended
	Sept 30, 2016	Sept 30, 2015
Interest incurred	10,222,259	9,023,901
Capitalized interest	-	(2,266,311)
Amortization of deferred financing charges	2,072,562	1,188,099
	12,294,821	7,945,689